Statements of Operations (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
NET REVENUE
Sales	$ 91,846		$ 46,454		$ 244,748		$ 74,884
COST OF SALES	16,802		14,767		45,059		28,802
GROSS PROFIT	75,044		31,687		199,689		46,082
OPERATING EXPENSES
General and administrative	570,582	[1]	232,682	[1]	1,358,748	[2]	1,585,329	[2]
Legal and accounting	36,551		62,364		246,255		416,772
Payroll expenses	93,995	[1]	104,789	[1]	469,031	[2]	316,837	[2]
Research and development			3,643		5,119		187,655
Sales and marketing	42,910	[1]	143,143	[1]	553,109	[2]	135,290	[2]
Total Operating expenses	744,038		546,621		2,632,262		2,641,883
LOSS BEFORE OTHER INCOME (EXPENSE)	(668,994)		(514,934)		(2,432,573)		(2,595,801)
OTHER (EXPENSE) INCOME
Interest (expenses) income, net	(142,665)		1,628		(96,891)		6,664
Change in fair value of embedded derivative					21,665
Gain on derecognition of note payable and accrued interest							83,667
Settlement agreement with shareholders							(779,000)
Gain on accounts payable forgiveness							352,008
Loss on Extinguishment of debt	(280,504)
TOTAL OTHER (EXPENSE) INCOME	(423,169)		1,628		(75,226)		(336,661)
NET LOSS	$ (1,092,163)		$ (513,306)		$ (2,507,799)		$ (2,932,462)
LOSS PER SHARE
BASIC (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)		$ (0.03)
DILUTED (in dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)		$ (0.03)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC (in shares)	112,014,233		94,092,049		107,455,581		93,851,170
DILUTED (in shares)	112,014,233		94,092,049		107,455,581		93,851,170

[1]	Includes stock based compensation of $322,629 and $89,085 for the three months ended March 31, 2020 and 2019, respectively.
[2]	Includes share-based compensation of $799,654 and $828,203 for the year ended December 31, 2019 and 2018, respectively